Derivative instruments - Cash Flow Hedges, Notional Amounts Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Forward contracts | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 0	$ 5,000
Forward contracts | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	98,819	48,799
Call Spread + Coupon-only swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	89,000	89,000
Cross-currency interest rate swap | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	150,000	0
Cross-currency interest rate swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	80,000	80,000
Sustainability-linked ESG Principal Only Swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	50,000	50,000
Call spread | Derivatives not designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	24,000	0
Principal only swap | Cash Flow hedge | Derivatives designated as hedging instruments
Derivative [Line Items]
Derivative, notional amount	$ 15,000	$ 0